Accounts Receivables, Net (Details)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Accounts Receivable, Net [Abstract]
Concentration of credit risk with respect to accounts receivable	None of the customers accounted of Company's revenue for more than 10%	None of the customers accounted of Company's revenue for more than 10%	None of the customers accounted of Company's revenue for more than 10%